SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note
SHAREHOLDERS' EQUITY

19. SHAREHOLDERS’ EQUITY

Ordinary shares

Upon completion of the Company’s initial public offering (“IPO”) in May 2014, 224,905,170 Class B ordinary shares were issued upon conversion of all convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital of the Company was reclassified and redesignated into 10,000,000,000 shares comprising of (i) 7,600,000,000 Class A ordinary shares; (ii) 1,400,000,000 Class B ordinary shares; and (iii) 1,000,000,000 reserved shares at par value of US$0.000025 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 86,330,627 Class B ordinary shares transferred to Class A ordinary shares in the year ended December 31, 2014.

As of December 31, 2014, there were 260,045,912 and 1,095,456,652 Class A and Class B ordinary shares outstanding and no preferred shares issued and outstanding.

Retained earnings

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Zhuhai Juntian, Conew Network and Chongqing Calendar were established as a foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Beijing Security, Beijing Conew, Beike Internet, Beijing Network, Beijing Antutu, Suzhou JDD and Guangzhou Kingsoft were established as domestic invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

	As of December 31,
	2013	2014
	RMB	RMB	US$
PRC statutory reserve funds	18,956	25,762	4,152
Unreserved retained earnings	55,863	116,998	18,857

Total retained earnings	74,819	142,760	23,009

Under PRC laws and regulations, there are restrictions on the Company’s subsidiaries in the PRC and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted included paid-in capital and statutory reserve funds of the Company’s subsidiaries in the PRC and the net assets of the VIEs in which the Company has no legal ownership, which amounted to RMB158,220 and RMB432,351 (US$69,682), as of December 31, 2013 and 2014, respectively.

Furthermore, cash transfers from the Company’s subsidiaries in the PRC to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the subsidiaries in the PRC and VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated other comprehensive income

The components of accumulated other comprehensive income is as follows:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Foreign currency translation adjustments	(7,690)	(14,552)	(2,345)
Unrealized gains on available-for-sale securities, net	20,929	17,925	2,889
Including: reclassification adjustments for gains included in the consolidated statement of profit or loss	—	(21,121)	(3,404)

	13,239	3,373	544